Equity (Details Narrative) - USD ($)					1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 20, 2018	Jan. 08, 2018	Nov. 30, 2017	Nov. 02, 2016	Nov. 30, 2017	Jan. 31, 2015	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Preferred stock, shares authorized							50,000,000	50,000,000	50,000,000
Preferred stock, par value							$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued							250,000	250,000	1,270,000
Preferred stock designated							48,280,000	48,280,000
Number of shares issued during period, value									$ 218,904
Number of options exercised							29,200	291,402
Number of options exercised, value
K Laser [Member]
Number of shares issued during period		60,000
Number of shares issued during period, value		$ 420,000
Share issued price per share		$ 7.00
Chief Financial Officer [Member]
Number of options exercised	29,200			291,402
Number of options exercised, value	$ 3
Series A Preferred Stock [Member]
Preferred voting shares							250,000 shares of voting	250,000 shares of voting
Preferred stock, par value							$ 0.0001	$ 0.0001
Number of shares acquire during period
Preferred non voting shares							250,000 shares of non-voting	250,000 shares of non-voting
Number of shares issued during period
Number of shares issued during period, value
Number of options exercised
Number of options exercised, value
Series B Preferred Stock [Member]
Preferred voting shares							1,200,000 shares of voting	1,200,000 shares of voting
Preferred stock, par value							$ 0.0001	$ 0.0001
Preferred stock, shares issued							1,000,000	1,000,000
Number of shares acquire during period							1,000,000	1,000,000
Number of shares issued during period
Number of shares issued during period, value
Number of options exercised
Number of options exercised, value
Series C Preferred Stock [Member]
Preferred voting shares							270,000 shares of voting	270,000 shares of voting
Preferred stock, par value							$ 0.0001	$ 0.0001
Number of shares acquire during period							270,000	270,000	270,000
Number of shares issued during period
Number of shares issued during period, value
Number of options exercised
Number of options exercised, value
Class A Common Stock [Member]
Preferred voting shares						150,000,000 shares of Class A voting common stock
Number of shares acquire during period			370,040		2,055,873
Common stock, shares issued							9,648,197	9,558,997	4,621,687
Common stock, shares outstanding							9,648,197	9,558,997	4,621,687
Number of shares issued during period			958,983					41,017
Number of shares issued during period, value			$ 5,678,609
Share issued price per share			$ 7.00		$ 7.00
Class B Non Voting Common Stock [Member]
Preferred voting shares						50,000,000 shares of Class B non-voting common stock
Class B Common Stock [Member]
Common stock, shares outstanding